RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended
	Jun. 01, 2020	Mar. 31, 2025	Mar. 31, 2024
License fees	$ 10,000
Cost of goods sold	$ 25.00
Description of expenses related to sales	If the Company does not sell 400 units per month (or $10,000), the original fixed $10,000 is paid.
License [Member]
Licensing fee costs		$ 30,000	$ 30,000